Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

Note 19—Supplemental Cash Flow Information

During the years ended December 31, 2017, 2016 and 2015, we paid $120.8 million, $169.8 million and $164.5 million of interest, net of amounts capitalized, respectively. During the years ended December 31, 2017, 2016 and 2015, we paid income taxes of $4.9 million, $12.3 million, and $27.2 million, respectively.

Within our consolidated statements of cash flows, capital expenditures represent expenditures for which cash payments were made during the period. These amounts exclude accrued capital expenditures, which are capital expenditures that were accrued but unpaid. During the years ended December 31, 2017, 2016 and 2015, changes in accrued capital expenditures were $(18.5) million, $(9.0) million and $9.9 million, respectively.

During the years ended December 31, 2017 and 2016, non-cash acquisition of available-for-sale securities was $0.8 million and $0, respectively. See Note 11 for further discussion of our investment in Hyperdynamics.

During the years ended December 31, 2017, 2016 and 2015, non-cash amortization of deferred financing costs and accretion of debt discount totaling $0,  $0 and $3.5 million were capitalized to property and equipment, respectively. Accordingly, these amounts are excluded from capital expenditures on our consolidated statements of cash flows for the years ended December 31, 2017, 2016 and 2015.